Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses consist of the following:

	December 31,
	2014	2013
Accrued research and development expenses	$293	$92
Accrued employee bonus compensation	1,464	—
Interest payable	—	23
Employee withholdings	156	61
Other accrued expenses	332	556
Total accrued expenses	$2,245	$732